Annual Fund Operating Expenses - SFT Core Bond Fund	May 01, 2021
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.48%
Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.73%